Acquisition of Jerritt Canyon Canada Ltd. - Disclosure of Detailed Information About Transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - Jerritt Canyon Canada Ltd. [Member] - Sprott Mining Inc [Member]
$ in Thousands
Apr. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,025
Inventories	19,304
Trade and other receivables	72
Other financial assets	3,581
Prepaid expenses	1,724
Restricted cash	96,985
Mining interest	432,659
Property, plant and equipment	175,727
Deposit on non-current assets	128
Trade and other payables	(23,185)
Lease liabilities	(2,194)
Income taxes payable	(45,319)
Contingent environmental provision	0
Decommissioning liabilities	(71,135)
Deferred tax liabilities	(110,502)
Net assets acquired	478,870
Preliminary as reported June 30, 2021[Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,025
Inventories	19,304
Trade and other receivables	135
Other financial assets	3,581
Prepaid expenses	1,662
Restricted cash	96,985
Mining interest	409,930
Property, plant and equipment	224,034
Deposit on non-current assets	128
Trade and other payables	(27,159)
Lease liabilities	(2,194)
Income taxes payable	(47,185)
Contingent environmental provision	(17,900)
Decommissioning liabilities	(87,705)
Deferred tax liabilities	(98,186)
Net assets acquired	476,455
Adjustments [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Inventories	0
Trade and other receivables	(63)
Other financial assets	0
Prepaid expenses	62
Restricted cash	0
Mining interest	22,729
Property, plant and equipment	(48,307)
Deposit on non-current assets	0
Trade and other payables	3,974
Lease liabilities	0
Income taxes payable	1,866
Contingent environmental provision	17,900
Decommissioning liabilities	16,570
Deferred tax liabilities	(12,316)
Net assets acquired	$ 2,415